Annual Total Returns[BarChart] - MyDestination 2025 Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	13.90%	15.15%	3.88%	(2.91%)	8.01%	14.92%	(4.87%)	18.18%	10.69%